AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS

December 31, 2021

(unaudited)

Principal Amount	General Obligation Bonds (32.7%)	Ratings Moody's, S&P and Fitch	Value	(a)
	City (3.8%)
	Buckeye Jackrabbit Trail Sanitary Sewer Improvement District
$ 222,000	6.250%, 01/01/29	NR/A-/NR	$ 228,234

	Chandler, Arizona
1,400,000	5.000%, 07/01/25	Aaa/AAA/AAA	1,620,304

	Gilbert Improvement District No. 19
5,000	5.200%, 01/01/23	Aa1/AA-/NR	5,019

	Gilbert Improvement District No. 20
585,000	5.100%, 01/01/29	Aa1/AA-/NR	598,859

	Goodyear, Arizona
1,150,000	3.000%, 07/01/39	Aa1/AA/NR	1,283,665

	Goodyear McDowell Road Commercial Corridor Improvement District
840,000	3.250%, 01/01/27 BAMAC Insured	Aa2/AA/NR	941,128

	Mesa, Arizona
425,000	4.000%, 07/01/32	Aa2/AA/AAA	500,370
425,000	4.000%, 07/01/33	Aa2/AA/AAA	499,668
450,000	4.000%, 07/01/34	Aa2/AA/AAA	528,291

	Scottsdale, Arizona
500,000	4.000%, 07/01/34	Aaa/AAA/AAA	578,345

	Tempe, Arizona
555,000	5.000%, 07/01/33	NR/AAA/AAA	744,810

	Tempe Improvement District (Pier Town Lake)
2,000,000	5.000%, 01/01/29	Aa2/NR/NR	2,007,440

	Tolleson, Arizona
1,000,000	4.000%, 07/01/38	NR/AA/AAA	1,160,210
	Total City		10,696,343

	Community College (1.0%)
	Pinal Co. Community College District
500,000	4.000%, 07/01/33	NR/AA-/NR	610,390
1,000,000	3.000%, 07/01/34	NR/AA-/NR	1,116,310

	Yuma/ La Paz Counties Community College District (Arizona Western College), Refunding
1,000,000	4.000%, 07/01/28 2014A	Aa3/A+/NR	1,079,910
	Total Community College		2,806,610

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	County (8.1%)
	Drexel Heights Fire District
$100,000	3.000%, 07/01/22	NR/AA-/NR	$101,318

	Maricopa Co. Daisy Mountain Fire District
340,000	4.000%, 07/01/27 AGMC Insured	NR/AA/NR	387,899

	Maricopa Co. Special Health Care District
2,500,000	5.000%, 07/01/25	Aa3/NR/AA-	2,882,125
2,500,000	5.000%, 07/01/26	Aa3/NR/AA-	2,976,875
3,000,000	5.000%, 07/01/32	Aa3/NR/AA-	3,719,130
1,500,000	5.000%, 07/01/34	Aa3/NR/AA-	1,854,360
4,345,000	5.000%, 07/01/34	Aa3/NR/AA-	5,750,825

	Pima Co. Northwest Fire District
545,000	4.000%, 07/01/22	NR/AA-/NR	554,423

	Yavapai Co. Jail District
1,180,000	5.000%, 07/01/30 BAMAC Insured	NR/AA/AA	1,494,151
1,650,000	4.000%, 07/01/33 BAMAC Insured	NR/AA/AA	1,943,750

	Yuma Co. Free Library District
1,000,000	4.000%, 07/01/29	Aa3/NR/AAA	1,111,710
	Total County		22,776,566

	School District (17.3%)
	Buckeye Union High School District No. 201
1,000,000	5.000%, 07/01/33 AGMC Insured	NR/AA/NR	1,142,760
500,000	5.000%, 07/01/36 BAMAC Insured	NR/AA/NR	600,515

	Gila Co. Unified School District No. 10 (Payson)
1,000,000	5.000%, 07/01/28	Aa2/NR/NR	1,109,010

	Glendale Union High School District No. 205
525,000	5.000%, 07/01/27 BAMAC Insured	NR/AA/NR	560,044

	Maricopa Co. Elementary School District No. 1 (Phoenix)
500,000	4.000%, 07/01/31 BAMAC Insured	NR/AA/NR	573,575
460,000	4.000%, 07/01/32 BAMAC Insured	NR/AA/NR	526,769

	Maricopa Co. Elementary School District No. 2 (Riverside)
1,000,000	5.000%, 07/01/30 BAMAC Insured	NR/AA/NR	1,266,230

	Maricopa Co. Elementary School District No. 3 (Tempe)
500,000	5.000%, 07/01/30	Aa1/NR/NR	609,180

	Maricopa Co. Elementary School District No. 8 (Osborn)
500,000	5.000%, 07/01/31 AGMC Insured	NR/AA/NR	601,530

	Maricopa Co. Elementary School District No. 14 (Creighton)
1,000,000	4.000%, 07/01/32	Aa3/NR/NR	1,229,690

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School District (continued)
	Maricopa Co. Elementary School District No. 25 (Liberty)
$350,000	4.000%, 07/01/35 AGMC Insured	NR/AA/NR	$415,104
300,000	4.000%, 07/01/36 AGMC Insured	NR/AA/NR	355,155
375,000	4.000%, 07/01/37 AGMC Insured	NR/AA/NR	443,078

	Maricopa Co. Elementary School District No. 28 (Kyrene Elementary)
350,000	5.000%, 07/01/34	Aaa/AA/NR	399,315

	Maricopa Co. Elementary School District No. 40 (Glendale)
2,050,000	2.000%, 07/01/35 AGMC Insured	NR/AA/AA+	2,085,691

	Maricopa Co. Elementary School District No. 62 (Union)
315,000	4.000%, 07/01/29 BAMAC Insured	NR/AA/NR	364,770
580,000	4.000%, 07/01/32 BAMAC Insured	NR/AA/NR	667,510
300,000	4.000%, 07/01/33 BAMAC Insured	NR/AA/NR	344,847
375,000	4.000%, 07/01/34 BAMAC Insured	NR/AA/NR	430,519

	Maricopa Co. High School District No. 210 (Phoenix)
500,000	4.000%, 07/01/26	Aa1/AA/AAA	560,085

	Maricopa Co. High School District No. 214 (Tolleson)
2,090,000	5.000%, 07/01/29	Aa1/AA/NR	2,693,195
1,000,000	5.000%, 07/01/30	Aa1/AA/NR	1,315,910
300,000	3.000%, 07/01/34	Aa1/AA/NR	337,251
825,000	4.000%, 07/01/34	Aa1/AA/NR	965,720
200,000	3.000%, 07/01/35	Aa1/AA/NR	224,412

	Maricopa Co. Unified School District No. 11 (Peoria)
1,500,000	4.000%, 07/01/25	Aa3/AA-/NR	1,526,700
675,000	4.500%, 07/01/33 AGMC Insured	Aa3/AA/NR	759,524

	Maricopa Co. Unified School District No. 24 (Gila Bend)
70,000	5.500%, 07/01/22	NR/NR/NR*	70,128

	Maricopa Co. Unified School District No. 60 (Higley)
1,615,000	5.000%, 07/01/29	Aa2/A+/NR	1,788,080

	Maricopa Co. Unified School District No. 66 (Roosevelt)
910,000	4.000%, 07/01/31 BAMAC Insured	A1/AA/NR	1,046,518

	Maricopa Co. Unified School District No. 69 (Paradise Valley)
1,000,000	4.500%, 07/01/30	Aa1/NR/AAA	1,058,710
425,000	4.000%, 07/01/35	Aa1/NR/AAA	515,899
300,000	3.000%, 07/01/36	Aa1/NR/AAA	333,894

	Maricopa Co. Unified School District No. 80 (Chandler)
1,000,000	4.000%, 07/01/32	Aaa/NR/AAA	1,229,360
545,000	4.000%, 07/01/36	Aaa/AA/NR	639,808

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School District (continued)
	Maricopa Co. Unified School District No. 89 (Dysart)
$ 500,000	4.000%, 07/01/28	NR/A+/AAA	$ 539,050
2,185,000	5.500%, 07/01/22 NPFG/FGIC Insured	Baa2/A+/NR	2,240,958

	Maricopa Co. Unified School District No. 90 (Saddle Mountain)
1,350,000	5.000%, 07/01/28 AGMC Insured	NR/AA/NR	1,687,028
1,000,000	5.000%, 07/01/31 AGMC Insured	NR/AA/NR	1,273,830

	Mohave Co. Unified School District No. 1 (Lake Havasu)
500,000	5.000%, 07/01/35	Aa1/NR/NR	603,990

	Navajo Co. Unified School District No. 10 (Show Low)
500,000	4.000%, 07/01/31 AGMC Insured	NR/AA/NR	573,575

	Navajo Co. Unified School District No. 32 (Blue Ridge)
400,000	5.000%, 07/01/29 AGMC Insured	NR/AA/NR	485,932

	Pima Co. Unified School District No. 6 (Marana)
1,250,000	5.000%, 07/01/25	NR/A/NR	1,278,625
950,000	5.250%, 07/01/25 AGMC Insured	NR/AA/NR	973,066
1,000,000	4.250%, 07/01/32 AGMC Insured	NR/AA/NR	1,112,980
1,000,000	4.000%, 07/01/37 AGMC Insured	NR/AA/NR	1,143,490

	Pima Co. Unified School District No. 8 (Flowing Wells)
1,000,000	4.500%, 07/01/37 AGMC Insured	NR/AA/NR	1,164,150
250,000	4.000%, 07/01/28 BAMAC Insured	NR/AA/NR	294,683
250,000	4.000%, 07/01/29 BAMAC Insured	NR/AA/NR	298,568

	Pima Co. Unified School District No. 12 (Sunnyside)
1,050,000	4.000%, 07/01/28 BAMAC Insured	NR/AA/NR	1,101,765

	Pima Co. Unified School District No. 20 (Vail)
700,000	5.000%, 07/01/28 AGMC Insured	NR/AA/NR	872,270

	Pinal Co. Unified School District No. 44 (J. O. Combs)
1,225,000	3.750%, 07/01/38 AGMC Insured	NR/AA/NR	1,370,028

	Santa Cruz Co. Unified School District No. 35 (Santa Cruz Valley)
300,000	3.000%, 07/01/36 AGMC Insured	NR/AA/NR	333,582

	Western Maricopa Education Center District No. 402
1,200,000	4.000%, 07/01/28	NR/AA-/NR	1,261,176

	Yavapai Co. Elementary School District No. 6 (Cottonwood-Oak Creek)
720,000	5.000%, 07/01/34 BAMAC Insured	A2/AA/NR	822,787
	Total School District		48,222,019

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Special District (2.5%)
	Eastmark Community Facilities District No. 1
$345,000	4.000%, 07/15/33 AGMC Insured	NR/AA/NR	$389,995
360,000	4.000%, 07/15/34 AGMC Insured	NR/AA/NR	406,433

	Estrella Mountain Ranch Community Facilities District
155,000	5.000%, 07/15/32 AGMC Insured	NR/AA/NR	185,898

	Festival Ranch Community Facilities District
950,000	5.000%, 07/15/37 BAMAC Insured	NR/AA/NR	1,147,391
750,000	5.000%, 07/15/38 BAMAC Insured	NR/AA/NR	904,793

	Goodyear Community Facilities Utilities District No. 1
500,000	4.000%, 07/15/28	A1/A-/NR	537,775
460,000	4.000%, 07/15/32	A1/A-/NR	513,236

	Merrill Ranch Community Facilities District #2
680,000	6.750%, 07/15/38	NR/BBB/NR	735,121

	Tartesso West Community Facilities District
500,000	4.000%, 07/15/46 AGMC Insured	NR/AA/NR	587,855

	Verrado Community Facilities Utilities District No. 1
500,000	6.000%, 07/15/33 144A	NR/NR/NR*	517,480

	Vistancia Community Facilities District
850,000	4.000%, 07/15/25 BAMAC Insured	A1/AA/NR	948,388
	Total Special District		6,874,365
	Total General Obligation Bonds		91,375,903

	Revenue Bonds (58.3%)
	Airport (7.6%)
	Phoenix Civic Improvement Corp. Airport Bonds
5,000,000	4.000%, 07/01/40	A1/A/NR	5,682,950
2,595,000	5.000%, 07/01/27 AMT	Aa3/A+/NR	3,149,785
185,000	5.000%, 07/01/30 AMT	Aa3/A+/NR	222,646
3,850,000	5.000%, 07/01/31 AMT	Aa3/A+/NR	4,627,238
2,900,000	5.000%, 07/01/31 AMT	Aa3/A+/NR	3,561,548
2,700,000	5.000%, 07/01/32 AMT	Aa3/A+/NR	2,876,040
200,000	5.000%, 07/01/33 AMT	Aa3/A+/NR	244,938
300,000	5.000%, 07/01/49	A1/A/NR	370,893

	Phoenix-Mesa Gateway Airport Authority
515,000	5.000%, 07/01/38 AMT	A1/AA+/NR	526,433
	Total Airport		21,262,471

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Charter Schools (4.8%)
	Arizona Industrial Development Authority (Basis Schools)
$240,000	5.000%, 07/01/37 State Enhanced	NR/AA-/NR	$283,354

	Arizona Industrial Development Authority (Candeo Schools)
500,000	3.375%, 07/01/41 State Enhanced	NR/AA-/NR	540,820

	Arizona Industrial Development Authority (Equitable Schools)
600,000	5.000%, 11/01/32	NR/A/NR	766,956
1,000,000	4.000%, 11/01/36	NR/A/NR	1,168,460
2,000,000	4.000%, 11/01/38	NR/A/NR	2,363,200
2,000,000	4.000%, 11/01/39	NR/A/NR	2,358,100
2,000,000	4.000%, 11/01/40	NR/A/NR	2,351,880

	Arizona Industrial Development Authority (Greathearts Academies)
1,000,000	3.000%, 07/01/37 State Enhanced	NR/AA-/NR	1,086,480

	La Paz Co. Industrial Development Authority (Harmony Public Schools Projects)
200,000	5.000%, 02/15/28	NR/BBB/NR	226,716

	Maricopa Co. Industrial Development Authority (Great Hearts Arizona Projects)
250,000	5.000%, 07/01/26 State Enhanced	NR/AA-/NR	294,288
315,000	5.000%, 07/01/37 State Enhanced	NR/AA-/NR	369,545

	Phoenix Industrial Development Authority (Macombs Facility Project)
315,000	5.000%, 07/01/33	NR/BBB-/NR	391,384
325,000	4.000%, 07/01/34	NR/BBB-/NR	375,297
315,000	4.000%, 07/01/35	NR/BBB-/NR	363,091

	Phoenix Industrial Development Authority (Vista College Preparatory Projects)
430,000	5.000%, 07/01/43 State Enhanced	NR/AA-/NR	507,508
	Total Charter Schools		13,447,079

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Excise Tax (8.0%)
	Buckeye Excise Tax
$ 400,000	4.000%, 07/01/36	NR/AA/AA	$ 447,516
1,000,000	5.000%, 07/01/43	NR/AA/AA	1,131,670

	Buckeye Roosevelt Street Improvement District
100,000	4.000%, 01/01/32	NR/A-/NR	102,910
125,000	4.050%, 01/01/33	NR/A-/NR	128,665

	Cottonwood Pledged Revenue Obligations
500,000	5.000%, 07/01/30 AGMC Insured	NR/AA/NR	575,485

	Flagstaff Pledged Revenue
1,395,000	4.250%, 07/01/33	NR/AA/NR	1,590,956

	Gila Co. Pledged Revenue Obligations
555,000	4.000%, 07/01/30	NR/AA/NR	658,846

	Gilbert Pledged Revenue Obligations
450,000	4.000%, 07/01/35	Aa1/AAA/AAA	493,313

	Graham Co. Jail District Revenue Pledged Obligation
1,000,000	5.000%, 07/01/35	NR/A-/NR	1,123,260

	Marana Pledged Excise Tax
275,000	4.000%, 07/01/30	NR/AA/NR	289,105
1,400,000	5.000%, 07/01/33	NR/AA/NR	1,493,660

	Phoenix Civic Improvement Corp. (Civic Plaza)
2,000,000	5.500%, 07/01/27 BHAC/FGIC Insured	Aa1/AA+/NR	2,491,820
2,000,000	5.500%, 07/01/30 BHAC/FGIC Insured	Aa1/AA+/NR	2,651,700
1,000,000	5.500%, 07/01/23 NPFG/FGIC Insured	Aa2/AA/NR	1,075,420
2,300,000	5.500%, 07/01/33 NPFG/FGIC Insured	Aa2/AA/NR	3,199,944

	Pinal Co. Revenue Obligations Refunding
1,500,000	5.000%, 08/01/33	NR/AA-/AA	1,654,830

	Queen Creek Excise Tax & State Shared Revenue
250,000	5.000%, 08/01/30	NR/AA/AA	267,860

	Santa Cruz Co. Jail District
1,655,000	5.000%, 07/01/28 AGMC Insured	NR/AA/NR	1,986,679
885,000	5.000%, 07/01/31 AGMC Insured	NR/AA/NR	1,051,734
	Total Excise Tax		22,415,373

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Healthcare (7.8%)
	Arizona Health Facilities Authority (Scottsdale Lincoln Hospitals)
$3,000,000	5.000%, 12/01/34	A2/NR/A+	$3,365,940
1,500,000	5.000%, 12/01/42	A2/NR/A+	1,678,815

	Arizona Industrial Development Authority (Phoenix Children's Hospital)
1,100,000	5.000%, 02/01/33	A1/A+/AA-	1,467,037
690,000	4.000%, 02/01/38	A1/A+/AA-	832,906

	Maricopa Co. Industrial Development Authority (Banner Health)
1,600,000	5.000%, 01/01/38	NR/AA-/AA-	1,909,248

	Maricopa Co. Industrial Development Authority (HonorHealth)
2,250,000	4.125%, 09/01/38	A2/NR/A+	2,623,073
1,000,000	4.125%, 09/01/42	A2/NR/A+	1,158,250

	Phoenix Industrial Development Authority (Mayo Clinic) VRDO***
2,385,000	0.070%, 11/15/52	Aa2/AA/NR	2,385,000

	Pima Co. Industrial Development Authority (Tucson Medical Center)
1,150,000	5.000%, 04/01/33	NR/A/NR	1,510,583
880,000	4.000%, 04/01/37	NR/A/NR	1,056,114

	Yavapai Co. Industrial Development Authority (Yavapai Regional Medical Center)
1,000,000	5.250%, 08/01/33	A2/NR/A+	1,072,560
675,000	5.000%, 08/01/34	A2/NR/A+	787,597

	Yuma Industrial Development Authority (Yuma Regional Medical Center)
1,635,000	5.000%, 08/01/23	NR/A/NR	1,753,407
200,000	5.000%, 08/01/32	NR/A/NR	221,292
	Total Healthcare		21,821,822

	Higher Education (8.9%)
	Arizona Board of Regents (Arizona State University System)
480,000	5.000%, 07/01/31	Aa2/AA/NR	551,208
1,500,000	5.000%, 07/01/41	Aa2/AA/NR	1,925,865
565,000	4.000%, 07/01/49	Aa2/AA/NR	655,807

	Arizona Board of Regents (Arizona State University System) Green Bonds
750,000	5.000%, 07/01/34	Aa2/AA/NR	859,583

	Arizona Board of Regents (Arizona State University System) VRDO***
2,000,000	0.100%, 07/01/34	Aa2/AA/NR	2,000,000

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Higher Education (continued)
	Arizona Board of Regents (Northern Arizona University System)
$575,000	5.000%, 06/01/32	A1/A+/NR	$630,608

	Arizona Board of Regents (Northern Arizona University) Speed Stimulus Plan for Economic & Educational Development
2,090,000	5.000%, 08/01/29 AGMC Insured	A2/AA/NR	2,654,363

	Arizona Board of Regents (University of Arizona System) Speed Stimulus Plan for Economic & Educational Development
1,500,000	5.000%, 08/01/34	Aa3/A+/NR	1,670,925
1,500,000	3.125%, 08/01/39	Aa3/A+/NR	1,651,635

	Arizona Board of Regents (University of Arizona System)
400,000	5.000%, 06/01/29	Aa2/AA-/NR	440,908
105,000	4.000%, 06/01/38	Aa2/AA-/NR	127,145

	Arizona Industrial Development Authority (North Carolina Central University Student Housing)
250,000	4.000%, 06/01/34 BAMAC Insured	Baa3/AA/NR	288,483
700,000	4.000%, 06/01/39 BAMAC Insured	Baa3/AA/NR	800,877

	Arizona State University Speed Stimulus Plan for Economic & Educational Development
625,000	5.000%, 08/01/34	Aa3/AA-/NR	696,219

	McAllister Academic Village (Arizona State University Hassayampa)
1,000,000	5.000%, 07/01/39	Aa3/AA-/NR	1,179,370

	Phoenix Industrial Development Authority (Downtown Phoenix Student Housing)
200,000	5.000%, 07/01/26	Baa3/NR/NR	233,900
400,000	5.000%, 07/01/33	Baa3/NR/NR	477,008
1,250,000	5.000%, 07/01/42	Baa3/NR/NR	1,468,913

	Phoenix Industrial Development Authority (Downtown Phoenix Student Housing II)
100,000	5.000%, 07/01/26	Baa3/NR/NR	116,473
250,000	5.000%, 07/01/27	Baa3/NR/NR	298,435
150,000	5.000%, 07/01/28	Baa3/NR/NR	182,049
200,000	5.000%, 07/01/30	Baa3/NR/NR	245,452
300,000	5.000%, 07/01/32	Baa3/NR/NR	364,422

	Phoenix Industrial Development Authority (Eastern Kentucky University Project)
500,000	5.000%, 10/01/36	A3/BBB+/NR	581,645

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Higher Education (continued)
	Phoenix Industrial Development Authority (Rowan University Project)
$2,000,000	5.250%, 06/01/34	A3/A/NR	$2,039,160

	Pima Co. Community College District
1,075,000	5.000%, 07/01/36	Aa3/NR/AA-	1,325,163
750,000	4.000%, 07/01/37	Aa3/NR/AA-	866,303
500,000	4.000%, 07/01/38	Aa3/NR/AA-	576,750
	Total Higher Education		24,908,669

	Housing (1.8%)
	Arizona Industrial Development Authority Green Bond MTEB (Chandler Village Apartments Project)
4,894,935	2.120%, 07/01/37 FNMA Insured Series 2020	Aaa/NR/NR	4,943,738

	Lease (2.9%)
	Arizona Board of Regents (Northern Arizona University) COP
600,000	5.000%, 09/01/27	A2/A/NR	616,056
500,000	5.000%, 09/01/28	A2/A/NR	513,440
1,000,000	5.000%, 09/01/29	A2/A/NR	1,026,960

	Nogales Municipal Development Authority, Inc.
845,000	4.000%, 06/01/36	NR/AA-/NR	934,950
615,000	5.000%, 06/01/28 AGMC Insured	NR/AA/NR	718,634
810,000	4.000%, 06/01/33 AGMC Insured	NR/AA/NR	946,598
2,000,000	4.000%, 06/01/39 AGMC Insured	NR/AA/NR	2,313,640

	Prescott Municipal Property Corp.
500,000	5.000%, 07/01/34	Aa3/AA+/NR	553,060

	State of Arizona COP
500,000	5.000%, 09/01/27	Aa2/AA-/NR	577,120
	Total Lease		8,200,458

	Pollution Control (1.7%)
	Apache Co. Industrial Development Authority, Pollution Control (Tucson Electric Power Co.)
2,955,000	4.500%, 03/01/30	A3/A-/NR	2,973,469

	Maricopa Co. Pollution Control (El Paso Electric Co.)
375,000	3.600%, 02/01/40	Baa2/NR/BBB+	413,760
250,000	3.600%, 04/01/40	Baa2/NR/BBB+	275,840

	Maricopa Co. Pollution Control (Southern California Edison Co.)
1,000,000	2.400%, 06/01/35	A3/A-/BBB+	1,005,550
	Total Pollution Control		4,668,619

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Resource Recovery (2.3%)
	Chandler Industrial Development Authority (Intel Corporation Project)
$4,250,000	2.700%, 12/01/37 AMT (Mandatory Put Date 8/14/23)	A1/A+/NR	$4,395,818

	Maricopa Co. Industrial Development Authority, (Waste Management Inc. Project)
1,500,000	3.375%, 12/01/31 AMT (Mandatory Put Date 6/03/24)	NR/A-/NR	1,517,310

	Yavapai Co. Industrial Development Authority, (Waste Management Inc. Project)
520,000	2.200%, 03/01/28 AMT (Mandatory Put Date 06/03/24)	NR/A-/NR	538,762
	Total Resource Recovery		6,451,890

	Senior Living Facilities (1.9%)
	Arizona Industrial Development Authority, Second Tier (Great Lakes Senior Living Communities)
620,000	5.000%, 01/01/28	NR/CCC+/NR	610,551
555,000	5.000%, 01/01/29	NR/CCC+/NR	543,789
1,205,000	5.000%, 01/01/30	NR/CCC+/NR	1,174,044
655,000	4.000%, 01/01/33	NR/CCC+/NR	561,348

	Maricopa Co. Industrial Development Authority (Christian Care Retirement Apartments)
1,000,000	5.000%, 01/01/30	NR/A/NR	1,125,290

	Pima Co. Industrial Development Authority (Christian Care Senior Living Facility)
1,000,000	5.000%, 12/15/32	NR/BBB+/NR	1,133,600
	Total Senior Living Facilities		5,148,622

	Transportation (0.2%)
	Pima Co. Regional Transportation Authority Excise Tax
500,000	5.000%, 06/01/26	NR/AA+/AA+	532,540

	Utility (8.3%)
	Greater Arizona Development Authority Revenue
500,000	5.000%, 08/01/28 AGMC Insured	A1/AA/NR	544,630

	Mesa Utility System
1,500,000	4.000%, 07/01/32	Aa2/AA-/NR	1,699,935
4,310,000	4.000%, 07/01/35	Aa2/AA-/NR	5,312,118

	Salt River Project Agricultural Improvement and Power Revenue
6,100,000	4.000%, 01/01/39	Aa1/AA+/NR	7,302,920
150,000	5.000%, 01/01/32	Aa1/AA+/NR	185,370

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Utility (continued)
	Salt Verde Finance Corp. Gas Revenue
$3,000,000	5.250%, 12/01/28	A3/BBB+/NR	$3,760,470

	Surprise Utility System Senior Lien Obligations
470,000	5.000%, 07/01/33	NR/AA+/NR	580,206

	Yuma Utility System
1,000,000	4.000%, 07/01/34 BAMAC Insured	NR/AA/AA-	1,224,800
1,000,000	4.000%, 07/01/35 BAMAC Insured	NR/AA/AA-	1,222,560
1,000,000	4.000%, 07/01/36 BAMAC Insured	NR/AA/AA-	1,219,830
	Total Utility		23,052,839

	Water/Sewer (2.1%)
	Gilbert Water Resource Municipal Property Corp.
1,190,000	4.000%, 07/01/34	NR/AAA/AAA	1,341,904

	Glendale Water & Sewer Revenue
500,000	5.000%, 07/01/28	A1/AA/NR	511,325

	Lake Havasu City Wastewater System Revenue
1,000,000	5.000%, 07/01/43 AGMC Insured	A2/AA/NR	1,139,790

	Phoenix Civic Improvement Corp. Wastewater Revenue
1,500,000	5.500%, 07/01/24 NPFG/FGIC Insured	Aa2/AAA/NR	1,691,220

	Phoenix Civic Improvement Corp. Water System Revenue
1,100,000	5.000%, 07/01/38	Aa2/AAA/NR	1,287,462
	Total Water/Sewer		5,971,701
	Total Revenue Bonds		162,825,821

	Pre-Refunded Bonds (6.2%)††
	Pre-Refunded General Obligation Bonds (0.8%)
	City (0.1%)
	Glendale, Arizona
200,000	5.000%, 07/01/33	NR/AA-/AAA	252,368

	School District (0.3%)
	Maricopa Co. Elementary School District No. 28 (Kyrene Elementary)
250,000	5.500%, 07/01/30	Aaa/AA/NR	269,598

	Tempe High School District No. 213
650,000	4.000%, 07/01/32	Aaa/AA/NR	686,439
	Total School District		956,037

Principal Amount	Pre-Refunded Bonds (continued)††	Ratings Moody's, S&P and Fitch	Value	(a)
	Special District (0.4%)
	Estrella Mountain Ranch Community Facilities District
$845,000	5.000%, 07/15/32 AGMC Insured	NR/AA/NR	$1,038,505

	Goodyear Community Facilities Utilities District No. 1
40,000	4.000%, 07/15/32	NR/NR/NR*	46,000
	Total Special District		1,084,505
	Total Pre-Refunded General Obligation Bonds		2,292,910

	Pre-Refunded Revenue Bonds (5.4%)
	Excise Tax (1.2%)
	Goodyear Public Improvement Corp.
1,500,000	5.000%, 07/01/26	Aa2/AA+/NR	1,535,865

	Scottsdale Municipal Property Corp.
1,500,000	5.000%, 07/01/34	Aa1/AAA/AA+	1,736,610
	Total Excise Tax		3,272,475

	Healthcare (3.3%)
	Arizona Health Facilities Authority (Banner Health)
2,000,000	5.000%, 01/01/44	NR/AA-/AA-	2,184,660

	Arizona Health Facilities Authority (Phoenix Children's Hospital)
775,000	5.000%, 02/01/30	A1/A+/AA-	777,813
3,035,000	5.000%, 02/01/34	A1/A+/AA-	3,046,017

	Maricopa Co. Hospital Revenue (Sun Health)
920,000	5.000%, 04/01/25	NR/NR/NR*	980,840
2,125,000	5.000%, 04/01/35	NR/NR/NR*	2,341,389
	Total Healthcare		9,330,719

	Higher Education (0.9%)
	Arizona Board of Regents (Arizona State University System)
285,000	5.000%, 07/01/32	Aa2/AA/NR	291,814
115,000	5.000%, 07/01/32	Aa2/AA/NR	117,750

	Arizona Board of Regents (University of Arizona System)
460,000	5.000%, 06/01/31	Aa2/AA-/NR	468,795

	Northern Arizona University Speed Stimulus Plan for Economic & Educational Development
1,445,000	5.000%, 08/01/38	A2/A/NR	1,552,132
	Total Higher Education		2,430,491
	Total Pre-Refunded Revenue Bonds		15,033,685
	Total Pre-Refunded Bonds		17,326,595
	Total Municipal Bonds (cost $256,201,824)		271,528,319

Shares	Short-Term Investment (1.4%)	Ratings Moody's, S&P and Fitch	Value	(a)

3,929,699	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.01%** (cost $3,929,699)	Aaa-mf/AAAm/NR	3,929,699

	Total Investments (cost$260,131,523-noteb)	98.6%	275,458,018
	Other assets less liabilities	1.4	3,843,279
	Net Assets	100.0%	$ 279,301,297

		Percent of
	Portfolio Distribution By Quality Rating	Investments †
	Aaa of Moody's or AAA of S&P or Fitch	8.0%
	Pre-refunded bonds††	6.4
	Aa of Moody's or AA of S&P or Fitch	60.6
	A of Moody's or S&P or Fitch	21.0
	Baa of Moody's or BBB of S&P or Fitch	2.7
	CCC of S&P	1.1
	Not Rated*	0.2
		100.0%

PORTFOLIO ABBREVIATIONS
AGMC - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
BAMAC - Build America Mutual Assurance Co.
BHAC - Berkshire Hathaway Assurance Corp.
COP- Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
FNMA - Federal National Mortgage Association
MTEB- Multifamily Tax-Exempt Mortgage-Backed Bonds
NPFG - National Public Finance Guarantee
NR - Not Rated
VRDO - Variable Rate Demand Obligation

*	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.
**	The rate is an annualized seven-day yield at period end.
***	Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.
†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.
Note: 144A - Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF ARIZONA

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At December 31, 2021, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $259,634,547 amounted to $15,823,471, which consisted of aggregate gross unrealized appreciation of $16,369,475 and aggregate gross unrealized depreciation of $546,004.

(c)	Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2021:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices – Short-Term Investment	$3,929,699
Level 2 – Other Significant Observable Inputs - Municipal Bonds	271,528,319
Level 3 – Significant Unobservable Inputs	–
Total	$275,458,018

+ See schedule of investments for a detailed listing of securities.